Contingencies - Colombia-Related Matters - Tort Lawsuits (Details) (Colombia, USD $) In Millions, unless otherwise specified	1 Months Ended		46 Months Ended	12 Months Ended				37 Months Ended
	Nov. 30, 2012 ATA lawsuits lawsuit	Feb. 28, 2010 ATA lawsuits lawsuit	Mar. 31, 2011 Pending litigation ATS lawsuits lawsuit	Dec. 31, 2013 Pending litigation ATS lawsuits Minimum plaintiff	Dec. 31, 2013 Pending litigation Unspecified compensatory and punitive damages and attorney's fees and costs lawsuit	Dec. 31, 2013 Pending litigation Treble damages and disgorgement of profits without explanation lawsuit	Dec. 31, 2013 Pending litigation Specific demand	Mar. 31, 2011 Pending litigation ATA lawsuits lawsuit
Loss Contingencies [Line Items]
Number of new claims filed			9					4
Minimum number of alleged victims				6,000
Number of pending claims					8	1
Specific demand for compensatory damages							$ 10
Specific demand for punitive damages							$ 10
Number of lawsuits for which the motion to dismiss was granted in part and denied in part		1
Number of lawsuits dismissed after the parties reached a confidential settlement agreement	1